Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 3,268,620	$ 3,870,050	$ 15,133,647	$ 17,771,485
Cost of revenue	2,580,262	3,192,287	13,521,329	14,136,742
Gross profit	688,358	677,763	1,612,318	3,634,743
Operating expenses:
Selling, general and administrative expenses	2,743,695	337,374	9,258,199	1,208,630
Stock compensation expenses	315,833		3,898,867	10,000
Business combination expenses		10,437,894	11,870,114
Total operating expenses	3,059,528	10,775,268	25,027,180	1,218,630
Operating loss	(2,371,170)	(10,097,505)	(23,414,862)	2,416,113
Other income/(expenses):
Interest income	14,236		27,538	20,211
Interest expense	(204,852)	(178,890)	(1,763,831)	(1,209,502)
Gain on debt settlement, net		141,653	1,221,635
Other expense, net		(113,744)	(129,564)	2,779
Other expenses, net	(190,616)	(150,981)	(644,222)	(1,186,512)
Loss before income taxes	(2,561,786)	(10,248,486)	(24,059,084)	1,229,601
Provision for income tax
Net loss	(2,561,786)	(10,248,486)	(24,059,084)	1,229,601
Less: Net loss attributable to non-controlling interest	433,324		393,376
Net loss attributable to Cycurion	(2,128,462)	(10,248,486)	(23,665,708)	1,229,601
Comprehensive loss	$ (2,128,462)	$ (10,248,486)	$ (23,665,708)	$ 1,229,601
Loss per share:
Basic	$ (0.47)	$ (15.57)	$ (13.44)	$ 4.35
Diluted	$ (0.47)	$ (7.40)	$ (13.39)	$ 1.66
Weighted average shares outstanding:
Basic	4,561,976	658,218	1,760,310	282,437
Diluted	4,561,976	1,383,507	1,763,643	904,929